Leases	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Leases
19.	Leases

On February 14, 2019, the Company entered into a lease for offices in Jupiter, Florida. The lease has an initial term of 18 months commencing March 1, 2019 until August 31, 2020 with a base annual rent of $89,000. The Company has an option to extend the lease for another year until August 31, 2021 for annual rent of $95,000 and a second option for an extension until August 31, 2022 for annual rent of $98,000. The Company recorded the lease obligations in accordance with ASC 842.

As part of the acquisition of Nexway on September 19, 2019, the Company recognized right of use assets of $3.6 million and lease liabilities of $3.6 million associated with an operating lease obtained in the acquisition. At December 31, 2019, the Company had operating lease liabilities of $3.5 million and right of use assets of $3.5 million recorded in the consolidated balance sheet. At March 31, 2020, the Company deconsolidated its investment in Nexway and accordingly, reduced its operating lease liabilities and right of use assets to $0.

As part of the acquisition of fuboTV Pre-Merger on April 1, 2020, the Company recognized right of use assets and lease liabilities of $5.2 million for three operating leases. fuboTV Pre-Merger had entered into a lease agreement in April 2017 for approximately 10,000 square feet of office space in New York, NY. The lease commenced in April 2017 and the initial term of the lease is for a period of ten years with an option to renew for an additional five years. The renewal option is not considered in the remaining lease term as the Company is not reasonably certain that it will exercise such option. On January 30, 2018, the Company amended their lease agreement to add approximately 6,600 square feet of office space. The lease term commenced in February 2018 and is effective through March 2021.

In February 2020, fuboTV Pre-Merger entered into a sublease with Welltower, Inc. to lease approximately 6,300 square feet of office space in New York, NY. The lease commenced in March 2020 and is effective through July 30, 2021. The annual rent for the space is $455,000.

The following summarizes quantitative information about the Company’s operating leases (amounts in thousands, except lease term and discount rate):

	For the Three Months Ended June 30, 2020	For the Six Months Ended June 30, 2020
Operating leases
Operating lease cost	$312	$410
Variable lease cost	3	76

Operating lease expense	$315	$486
Short-term lease rent expense	166	166

Total rent expense	$481	$652

Weighted-average remaining lease term – operating leases	6.6	6.6
Weighted-average discount rate – operating leases	5.3%	5.3%

	For the Three Months Ended June 30, 2019	For the Six Months Ended June 30, 2019
Operating leases
Operating lease cost	$23	$30
Variable lease cost	15	20

Operating lease expense	$38	$50
Short-term lease rent expense	—	—

Total rent expense	$38	$50

Weighted-average remaining lease term – operating leases	1.2	1.2
Weighted-average discount rate – operating leases	10.0%	10.0%